CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenue	$ 168,812	$ 134,646
Cost of revenue	149,895	115,811
GROSS PROFIT	18,917	18,835
Operating expenses:
Research and development	2,134	1,422
Selling, general and administrative	15,963	11,761
Total operating expenses	18,097	13,183
OPERATING PROFIT	820	5,652
Other expense, net	(1,572)	(3,506)
PROFIT (LOSS) BEFORE INCOME TAX EXPENSE	(752)	2,146
Income tax expense	779	944
PROFIT (LOSS) FROM CONTINUING OPERATIONS	(1,531)	1,202
Loss from discontinued operations	134	48
NET PROFIT (LOSS)	$ (1,665)	$ 1,154
PROFIT (LOSS) PER SHARE - BASIC AND DILUTED
Net profit (loss)	$ (0.07)	$ 0.05
Weighted average number of shares outstanding	22,388,122	21,000,000
COMPREHENSIVE PROFIT (LOSS)
Net profit (loss)	$ (1,665)	$ 1,154
Translation adjustment	114	608
Comprehensive profit (loss)	$ (1,551)	$ 1,762